UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.
(Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

BLUE CHIP VALUE FUND, INC.

STATEMENT OF INVESTMENTS
September 30, 2006 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS – 105.63%
CAPITAL GOODS – 9.55%
Aerospace & Defense – 4.28%
General Dynamics Corp.	52,000	$2,715,097	$3,726,840
Raytheon Co.	60,800	2,244,547	2,919,008
			6,645,848
Electrical Equipment – 1.99%
General Electric Co.	87,700	3,143,991	3,095,810
Industrial Products – 3.28%
ITT Industries	33,500	1,701,533	1,717,545
Parker Hannifin Corp.	43,500	3,050,345	3,381,255
			5,098,800
TOTAL CAPITAL GOODS		12,855,513	14,840,458

COMMERCIAL SERVICES – 4.30%
IT Services – 1.89%
Computer Sciences
Corp.**	59,950	2,843,685	2,944,744
Transaction Processing – 2.41%
First Data Corp.	89,000	3,571,610	3,738,000
TOTAL COMMERCIAL SERVICES		6,415,295	6,682,744

COMMUNICATIONS – 1.46%
Telecomm Equipment & Solutions – 1.46%
Nokia Corp.	114,800	1,815,672	2,260,412
TOTAL COMMUNICATIONS		1,815,672	2,260,412

CONSUMER CYCLICAL – 11.29%
Clothing & Accessories – 2.74%
TJX Companies Inc.	152,100	3,577,570	4,263,363
Hotels & Gaming – 2.00%
Starwood Hotels & Resorts
Worldwide Inc.	54,300	2,077,137	3,105,417
Publishing & Media – 3.41%
Walt Disney Co.	171,300	4,362,244	5,294,883
Restaurants – 1.98%
Darden Restaurants Inc.	72,540	1,858,995	3,080,774
Retail – 1.16%
JC Penney Co. Inc.	26,400	1,489,078	1,805,496
TOTAL CONSUMER CYCLICAL		13,365,024	17,549,933

CONSUMER STAPLES – 7.63%
Food – 2.71%
Campbell Soup Co.	115,300	3,623,934	4,208,450
Food & Agricultural Products – 2.17%
Bunge Ltd.	58,200	2,592,841	3,372,690

			Market
	Shares	Cost	Value
Home Products – 2.75%
Colgate Palmolive Co.	68,900	$3,898,664	$4,278,690
TOTAL CONSUMER STAPLES		10,115,439	11,859,830

ENERGY – 7.80%
Exploration & Production – 4.05%
Occidental
Petroleum Corp.	75,300	2,176,446	3,622,683
XTO Energy Inc.	63,600	1,954,439	2,679,468
			6,302,151
Integrated Oils – 1.77%
Marathon Oil Corp.	35,700	1,472,390	2,745,330
Oil Services – 1.98%
Transocean Inc.**	42,000	1,516,488	3,075,660
TOTAL ENERGY		7,119,763	12,123,141

FINANCIAL – 28.50%
Insurance – 4.57%
ACE Ltd.	67,900	3,753,401	3,716,167
MBIA Inc.	55,200	3,238,560	3,391,488
			7,107,655
Integrated Financial Services – 5.80%
American
International Group	64,900	4,161,952	4,300,274
Citigroup Inc.	94,900	4,236,881	4,713,683
			9,013,957
Money Center Banks – 6.09%
Bank of America Corp.	75,800	3,627,695	4,060,606
The Bank of
New York Co. Inc.	99,700	3,524,210	3,515,422
SunTrust Banks Inc.	24,500	1,886,713	1,893,360
			9,469,388
Regional Banks – 2.46%
US Bancorp	60,300	1,742,179	2,003,166
Wachovia Corp.	32,700	1,580,225	1,824,660
			3,827,826
Securities & Asset Management – 4.59%
Merrill Lynch &
Company Inc.	50,000	2,809,910	3,911,000
Morgan Stanley & Co.	44,200	2,391,080	3,222,622
			7,133,622
Specialty Finance – 3.14%
Countrywide
Financial Corp.	58,000	2,000,557	2,032,320
Freddie Mac	42,800	2,734,328	2,838,924
			4,871,244
Thrifts – 1.85%
Washington Mutual Inc.	66,100	2,614,928	2,873,367
TOTAL FINANCIALS		40,302,619	44,297,059

			Market
	Shares	Cost	Value

MEDICAL - HEALTHCARE – 18.98%
Healthcare Services – 1.15%
Caremark Rx Inc.	31,500	$1,771,758	$1,785,105
Medical Technology – 2.71%
Medtronic Inc.	90,800	4,445,920	4,216,752
Pharmaceuticals – 15.12%
Abbott Laboratories	121,100	5,126,491	5,880,616
Amgen Inc.**	64,600	3,776,467	4,620,838
Barr Pharmaceuticals
Inc.**	52,300	2,473,155	2,716,462
Teva Pharmaceutical
Industries Ltd.	193,900	5,363,256	6,610,051
Zimmer Holdings Inc.**	54,400	3,714,421	3,672,000
			23,499,967
TOTAL MEDICAL - HEALTHCARE		26,671,468	29,501,824

TECHNOLOGY – 13.68%
Computer Software – 8.30%
International Business
Machines Corp.	47,800	3,827,040	3,916,732
Microsoft Corp.	240,600	6,864,892	6,575,598
Verisign Inc.**	118,700	2,737,625	2,397,740
			12,890,070
Semiconductors – 5.38%
Altera Corp.**	134,000	2,731,638	2,462,920
Intel Corp.	286,900	6,654,852	5,901,533
			8,364,453
TOTAL TECHNOLOGY		22,816,047	21,254,523

TRANSPORTATION – 2.44%
Railroads – 2.44%
Norfolk Southern Corp.	86,100	3,058,420	3,792,705
TOTAL TRANSPORTATION		3,058,420	3,792,705
TOTAL COMMON STOCKS		144,535,260	164,162,629

SHORT TERM INVESTMENTS – 0.18%
Goldman Sachs Financial
Square Prime Obligations
Fund - FST Shares	282,349	282,349	282,349
TOTAL SHORT TERM
INVESTMENTS		282,349	282,349

TOTAL
INVESTMENTS	105.81%	$144,817,609	$164,444,978
Liabilities in Excess
of Other Assets	(5.81)%		(9,029,276)
NET ASSETS	100.00%		$155,415,702

** Denotes non-income producing security.

BLUE CHIP VALUE FUND
NOTES TO STATEMENT OF INVESTMENTS
September 30, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation-All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the "specific identification" basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

As of September 30, 2006:

Gross appreciation (excess of value over tax cost)	$21,682,460
Gross depreciation (excess of tax cost over value)	(2,353,835)
Net unrealized appreciation	$19,328,625
Cost of investments for income tax purposes	$145,116,353

3. LOAN OUTSTANDING

On December 6, 2005 an agreement with The Bank of New York ("BONY") was reached, in which the Fund may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%.

The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds' assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Three Months Ended
	September 30,	September 30,
	2006	2006
Loan outstanding	$8,880,000	$12,989,597
Interest rate	5.34%*	4.87%*
% of Fund's total assets	5.14%	7.52%
Amount of debt per share outstanding	$0.32	$0.47
Number of shares outstanding (in thousands)	27,921	27,852**

*Annualized
**Weighted average

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
 Todger Anderson
President / Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
 Todger Anderson
President / Principal Executive Officer

Date: November 29, 2006

By: /s/ Jasper R. Frontz
 Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: November 29, 2006